Long-term investments - Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Carrying amount	$ 121,176	$ 122,752
Development loans receivable	91,044	52,923
Performance guarantees and other commitments on behalf of VIEs	674,874	658,224
APUC's maximum exposure in regard to VIE's	$ 887,094	$ 833,899